LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
LongtermPrepaymentsDepositsAndOtherAssets [Abstract]
Summary Of Long-term prepayments, deposits and other assets

	December 31,
	2020	2019
Other long-term assets	$106,268	$103,699
Less: accumulated amortization	(80,170)	(67,845)

Other long-term assets, net	26,098	35,854
Long-term prepayments	48,469	—
Advance payments and deposits for acquisition of property and equipment	30,928	14,217
Other deposits and other	11,620	4,517
Deferred financing costs, net	440	885
Other long-term receivables	—	1,614

Long-term prepayments, deposits and other assets	$117,555	$57,087